Equity - Schedule of Issued and Outstanding Share Capital (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Issued and Outstanding Share Capital [Abstract]
Beginning balance	57,479,528	44,832,843
Issue of shares		12,631,579
Exercise of options into share units	23,628	2,662
Vesting of restricted shares units	1,875	12,444
Ending balance	57,505,031	57,479,528